Liabilities related to associates and joint ventures (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 3,663
Addition to the provision due to change in estimates	616
Monetary and present value adjustments	188
Disbursements	(2,298)
Translation adjustments	444
Changes on the provision, Ending balance	$ 2,613